Share-based compensation (Tables)	6 Months Ended
Jun. 30, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Outstanding Restricted Shares, Phantom Share Units and Stock Appreciation Rights

A summary of the Company’s outstanding restricted shares, phantom share units and stock appreciation rights (“SARs”) as of and for the six month period ended June 30, 2013 is presented below:

Restricted shares	Number of shares	Weighted average grant date fair value

Outstanding, December 31, 2012	63,653	$14.17
Granted	54,990	17.01
Vested	(65,578)	14.25
Cancelled	(4,185)	17.01

June 30, 2013	48,880	$17.01

Phantom share units	Number of shares	Weighted average grant date fair value
Outstanding, December 31, 2012	562,000	$13.13
Granted	95,000	19.30

June 30, 2013	657,000	$14.02

Stock appreciation rights	Number of SARs	Weighted average grant date fair value
Outstanding, December 31, 2012	5,674,148	$2.03
Granted	1,664,457	3.51

June 30, 2013	7,338,605	$2.37

Assumptions Used in Monte Carlo Model to Calculate Grant Date Fair Value of SARs

The assumptions used in the Monte Carlo model to calculate the grant date fair value of the SARs were as follows:

Average expected term	3.8 years
Expected volatility	39.73%
Dividend yield	4.97%
Average risk free rate	0.50%

	Number of SARs	Base price	Expiration date

Tranche 1	531,885	$21.50	December 31, 2015
Tranche 2	556,946	24.00	December 31, 2016
Tranche 3	575,626	26.50	December 31, 2017

Total	1,664,457